Offerings - Offering: 1	Oct. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 4,892,130,171.54
Fee Rate	0.0087%
Amount of Registration Fee	$ 425,615.32
Offering Note
Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of October 5, 2026, by and among Option Care Health, Inc., Onyx Bidco LLC and Onyx Merger Sub, Inc.

(1)	Title of each class of securities to which this transaction applies: Common stock, par value $0.0001 per share ("Common Stock") of Option Care Health, Inc. (the “Company”).

(2)
Aggregate number of securities to which this transaction applies: As of October 21, 2026, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 153,506,817 shares of Common Stock, which consists of (A) 149,799,704 issued and outstanding shares of Common Stock (excluding shares held by the Company as treasury stock); (B) 1,069,653 shares of Common Stock underlying outstanding Company Options; (C) 1,586,371 shares of Common Stock underlying outstanding Company RSUs; (D) 999,251 shares of Common Stock underlying outstanding Company PSUs; and (E) 51,838 shares of Common Stock subject to the 2017 Warrants. The maximum number of shares of Common Stock underlying the Company’s outstanding Company RSUs and Company PSUs is assumed to be equal to the maximum number of such shares estimated to be issuable as of October 21, 2026, irrespective of the outcome of any potential future vesting or forfeiture events with respect to such units that may occur after October 21, 2026.

(3)
Per unit price or other underlying value of this transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, as of October 21, 2026, the underlying value of the transaction was calculated as the sum of (A) the product of 149,799,704 shares of Common Stock and the merger consideration of $32.05 per share (the “Merger Consideration”); (B) the product of the amount by which the Merger Consideration exceeds the exercise price of each Company Option and the number of shares of Common Stock underlying such Company Option; (C) the product of 1,586,371 shares of Common Stock underlying Company RSUs and the Merger Consideration; (D) the product of 999,251 shares of Common Stock underlying Company PSUs and the Merger Consideration; and (E) the product of 51,838 shares of Common Stock issuable upon exercise of the 2017 Warrants and $24.05, which is the difference between $32.05 and the exercise price of $8.00 per share of each 2017 Warrant.

(4)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00008700.